ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,
	2020	2019
	U.S. dollars in thousands
Accrued expenses	18,972	2,996
Employees and related liabilities	4,963	1,228
Government institutions	147	107
	24,082	4,331